Commitments	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments

Operating Lease Commitments

The Company is committed to future minimum annual operating lease payments for office and branch premises, which expire through 2027 as follows:

Aggregate Lease Payments
2014	$20,419
2015	14,539
2016	9,628
2017	7,564
2018	5,658
Thereafter	25,281
$83,089